                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

     or fiscal year ending:    12  /  31  /  98     (b)
                             ---------------------

Is this a transition report? (Y/N)    No
                                    ------------

Is this an amendment to a previous filing? (Y/N)    No
                                                  --------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.    Registrant Name:          PFL Endeavor Target Account

        B.    File Number: 811-08377

        C.    Telephone Number:         800-525-6205


2.      A.    Street:                   4333 Edgewood Road NE

        B.    City:  Cedar Rapids       C. State:  IA     D. Zip Code:  52499          Zip Ext:  0001

        E.    Foreign Country:                               Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)                          Y
                                                                                        -


4.  Is this the last filing on this form by Registrant? (Y/N)                           N
                                                                                        -


5.  Is Registrant a small business investment company (SBIC)? (Y/N)                     N
                                                                                        -
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)                                  N
                                                                                        -
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)                     Y
                                                                                        -
        [If answer is "N" (No), go to item 8.]


    B.  How many separate series or portfolios did Registrant have at the end of
        the period?                                                                     2
                                                                                        -

                                                         If filing more than one
                                                            Page 2, "X" box: [ ]

For period ending    12/31/98
                  -----------

File number 811- 08377
                ------



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                  Is this the
Series                                                            last filing
Number                        Series Name                       for this series?
------     ------------------------------------------------     ---------------

  1                 The Dow Target 5 (July Series)                      N

  2                 The Dow Target 10 (July Series)                     N





(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies)

                                                        Series Information Block
                                                       This page being filed for
                                                           All Series:      [x]
                                                          Series No.:__________
                                                         If filing more than one
                                                           Page 3, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811- 08377
                ------



8.  A.  [ ] Adviser Name (If any):    Endeavor Investment Advisers
                                   ---------------------------------

    B.  [ ] Is this an Adviser or a Sub-Adviser? (A or S):         A
                                                           -----------

    C.  [ ] File Number:  801 -         41827
                         ---------------------------------------------

    D.  [ ] City: Corona Del Mar    State:  CA   Zip Code: 92660 Zip Ext.:
                  ----------------  ------------           -----          ----
            Foreign Country: ___________________  Foreign Postal Code: _______


8.  A.  [ ] Adviser Name (If any):   First Trust Advisers L.P.
                                     -------------------------------

    B.  [ ] Is this an Adviser or a Sub-Adviser? (A or S):  S
                                                          ---------

    C.  [ ] File Number:  801 -           39950
                                         -------

    D.  [ ] City:    Lisle           State: IL  Zip Code: 60532  Zip Ext.:____
                -------------------         ---           -----
            Foreign Country: _________________  Foreign Postal Code:_________




8.  A.  [ ] Adviser Name (If any):  ________________________________________

    B.  [ ] Is this an Adviser or a Sub-Adviser? (A or S): _____________

    C.  [ ] File Number:  801 - _______________________

    D.  [ ] City: ________________ State: ____ Zip Code: _____ Zip Ext.:____
            Foreign Country: _________________ Foreign Postal Code: ________


THE NEXT ITEM NUMBER IS 10.

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:               [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 4, "X" box: [ ]

For period ending    12/31/98
                  ------------------------------------

File number 811-  08377
                ---------------------------------------



      ADMINISTRATOR

10.  A. [ ] Administrator Name (If any): First Data Investor Services Group, Inc.
                                         ----------------------------------------------

     B. [ ] File Number (If any): _______________________

     C. [ ] City:  Westborough    State: MA   Zip Code: 01581   Zip Ext.:
                   ------------         ---             ------           ----
            Foreign Country: ________________ Foreign Postal Code: ___________



10.  A. [ ] Administrator Name (If any):
                                        ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



10.  A. [ ] Administrator Name (If any):
                                        ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



10.  A. [ ] Administrator Name (If any):
                                        ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______


                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:  [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 5, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



                                        PRINCIPAL UNDERWRITER

11.  A. [ ] Underwriter Name (If any):  AFSG Securities Corporation
                                        ----------------------------

     B. [ ] File Number: 8- 36562
                         --------

     C. [ ] City:  Cedar Rapids  State:  IA  Zip Code: 52499  Zip Ext.:  0001
                   ------------         ----           -----             ----

        Foreign Country: __________________ Foreign Postal Code: ____________



11.  A. [ ] Underwriter Name (If any):
                                      ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



11.  A. [ ] Underwriter Name (If any):
                                        ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



11.  A. [ ] Underwriter Name (If any):
                                        ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 6, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



      SHAREHOLDER SERVICING AGENT


12.  A. [ ] Agent Name (If any):    First Data Investor Services Group, Inc.
                                -------------------------------------------

     B. [ ] File Number (If any): _______________________

     C. [ ] City:  Westborough  State: MA   Zip Code: 01581   Zip Ext.:
                  -------------        ---            ------            _____



12.  A. [ ] Agent Name (If any):
                                ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



12.  A. [ ] Agent Name (If any):
                                 ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



12.  A. [ ] Agent Name (If any):
                                 ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series: [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 7, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



      INDEPENDENT PUBLIC ACCOUNTANT


13.  A. [ ] Accountant Name (If any):   Ernst & Young, LLP
                                       ---------------------

     B. [ ] City: Des Moines  State:  IA   Zip Code: 50309   Zip Ext.: 2764
                  ------------        --            -------            ----

     C. [ ] Foreign Country: ___________________ Foreign Postal Code: ________



13.  A. [ ] Accountant Name (If any):
                                      ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



13.  A. [ ] Accountant Name (If any):
                                      ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______



13.  A. [ ] Accountant Name (If any):
                                      ______________________________________

     B. [ ] File Number (If any): _______________________

     C. [ ] City: ________________  State: ___  Zip Code: _____  Zip Ext.:____

            Foreign Country: ____________________  Foreign Postal Code: ______

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:               [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 8, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



      AFFILIATED BROKER/DEALER


14.  A. [ ] Broker/Dealer Name (If any):    AFSG Securities Corporation
                                          ------------------------------

     B. [ ] File Number:  8 -   36532
                        -------



14.  A. [ ] Broker/Dealer Name (If any):    Zahorik Company, Inc.
                                          ------------------------

     B. [ ] File Number:  8 -   8580
                        ---------



14.  A. [ ] Broker/Dealer Name (If any):   Intersecurities, Inc.
                                          -----------------------

     B. [ ] File Number:  8 -   3633429
                        ---------


14.  A. [ ] Broker/Dealer Name (If any):   Diversified Investors Securities Corp.
                                           ----------------------------------------

     B. [ ] File Number:  8 -   45671
                               -------



14.  A. [ ] Broker/Dealer Name (If any): ___

     B. [ ] File Number:  8 -


                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                            Page 9, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------


      CUSTODIAN/SUB-CUSTODIAN

15.  A. [ ] Custodian/Sub-custodian Name:  Boston Safe Deposit and Trust Company
                                          ---------------------------------------

     B. [ ] Is this a Custodian or Sub-custodian? (C or S):     C
                                                      ----------------------------------------------

     C. [ ] City: Medford      State:  MA  Zip Code:  01255   Zip Ext.
                  -----------         ---             ------           ------


     D. [ ] Foreign Country: ________________________ Foreign Postal Code:
_____________________

     E. [ ] Mark one of the following with an "X":

                                TYPE OF CUSTODY

                 Member Nat'l               Foreign    Insurance Co.
   Bank          Sec. Exchg.   Self        Custodian   Sponsor
Sec. 17(f)(1)    Rule 17f-1    Rule 17f-2  Rule 17f-5  Rule 26a-2     Other
---------------  ------------  ----------  ----------  -------------  -----
     X

THE NEXT ITEM NUMBER IS 18

SCREEN NUMBER:  09
--------------------------------------------------------------------------------

18. Does Registrant's/Series' custodian(s) maintain some or all of
    Registrant's/Series' securities in a central depository or book-entry system
    pursuant to Rule 17f-4? (Y/N)                                                        Y
                                                                                        ---
                                                                                        Y/N

19. Family of investment companies information:

    A. [ ] Is Registrant part of a family of investment companies? (Y/N)                 Y
                                                                                        ---
                                                                                        Y/N

    B. [ ] If "Y" (Yes), state the number of registered management investment
           companies in the family:   2
                                   -------
           (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number)

    C. [ ] Identify the family using 10 letters: E N D T A R G E T S (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

                                                         If filing more than one
                                                          Page 10, "X" box: [ ]

For period ending    12/31/98
                  -----------

File number 811-  08377
                -------


  PORTFOLIO TRANSACTIONS

20.  Brokerage commissions paid on portfolio transactions of Registrant:

     List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:


                                              Gross Commissions
    Name of Broker              IRS Number    Received from Registrant*
---------------------------     ----------    ------------------------

                                              ($000's omitted)

Donaldson, Lufkin & Jenrette    13-2741729                13



________________________________________________________________________________

21.  Aggregate brokerage commissions paid by Registrant
     during current reporting period ($000's omitted):       $ 13   *
                                                              -------

  *Value must be numeric, using no decimals.

                                                         If filing more than one
                                                           Page 11, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  80377
                -------



22.  Registrant's portfolio transactions with entities acting as principals:

     List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (including all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:
     (FOR SERIES COMPANIES, ITEMS 22 & 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)


                                                Registrant sales
                                 Registrant     (excl. maturing
  Name of Entity     IRS Number      Purchases*  securities)*
-------------------  ----------  -------------- ----------------

                                      ($000's omitted)

      None



________________________________________________________________________________

23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted):

                                      $     0                $     0
                                       --------------          ----------
                                      Total Purchases         Total Sales*

  *Value must be numeric, using no decimals.

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:                [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 12, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------


24. At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from
      securities-related activities? (Y/N)   N
                                           -----



  [If answer is "N" (No), go to item 26.]

SCREEN NUMBER:  13


--------------------------------------------------------------------------------

25. List below the information requested about Registrant's/Series' holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:


                                                          Type of               Value of any
                                                          Security            Securities owned
    Name of Regular Broker                                 Owned                 At end of
              Or                        IRS               D = debt             Current period
   Dealer of Parent (Issuer)          Number             E = equity           ($000's omitted)
------------------------------  ---------------  ---------------------  -----------------------------

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 13, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



26. [ ] Consideration which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

      (FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES)

      Answer each of the following with "Y" or "N".

                                                                                           Y/N
                                                                                          ----

      A.    Sales of registrant's/Series' shares _______________________________           Y
                                                                                           -

      B.    Receipt of investment research and statistical information _________           N
                                                                                           -

      C.    Receipt of quotations for portfolio valuations _____________________           N
                                                                                           -

      D.    Ability to execute portfolio transactions to obtain
            best price and execution____________________________________________           Y
                                                                                           -

      E.    Receipt of telephone line and wire services ________________________           N
                                                                                           -

      F.    Broker or dealer which is an affiliated person _____________________           N
                                                                                           -
      G.  Arrangement to return or credit part of all of
          commissions or profits thereon: ______________________________________           Y
                                                                                           -
          (i)  To investment adviser, principal underwriter, or
               an affiliated person of either __________________________________            N
                                                                                            -

          (ii)        To Registrant ____________________________________________            N
                                                                                            -

      H.              Other ____________________________________________________            N
                                                                                            -

SCREEN NUMBER:  15

27. [ ] Is Registrant/Series an open-end investment company? (Y/N)                          Y
                                                                                            -

[If answer is "N" (No), go to item 45.]

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:               [ ]
                                                       Series No.:  1
                                                                   ---
                                                         If filing more than one
                                                          Page 14, "X" box:  [x]

For period ending   12/31/98
                  ----------

File number 811-  08377
                 -------



28.  Monthly sales and repurchases of Registrant's/Series' shares:


                             Total NAV           Total NAV                              Total NAV
                             of Shares           of Shares          Total NAV           of Shares
                         Sold:                 Sold:  Reinv.        of Shares          Redeemed and
                          New Sales (Incl.    Of Dividends &    Sold:                  Repurchased
Month of                     Exchanges)        Distributions          Other         (Incl. Exchanges)
Current Period            (000's omitted)     (000's omitted)    (000's omitted)     (000's omitted)
-----------------------  ------------------  -----------------  ------------------  ------------------

A. First Month of                  $ 1,847                 $0                  $0                $  1
 Period                            -------                 --                  --                ----

B. Second Month of                 $ 1,865                 $0                  $0                $ 57
 Period                            -------                 --                  --                ----

C. Third Month of                  $ 2,027                 $0                  $0                $ 47
 Period                            -------                 --                  --                ----

D. Fourth Month of                 $ 2,837                 $0                  $0                $ 98
 Period                            -------                 --                  --                ----

E. Fifth Month of                  $ 2,415                 $0                  $0                $ 31
 Period                            -------                 --                  --                ----

F. Sixth Month of                  $ 2,507                 $0                  $0                $235
 Period                            -------                 --                  --                ----

G.          Total                  $13,498                 $0                  $0                $469
                                   =======                 ==                  ==                ====


H. Total NAV of Registrant's/Series' share sales during the
     Period subject to a sales load ($000's omitted)       $0
                                                          ---

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:               [ ]
                                                       Series No.:  2
                                                                   ---
                                                         If filing more than one
                                                          Page 14, "X" box:  [x]

For period ending   12/31/98
                  ----------

File number 811-  08377
                 -------



28.  Monthly sales and repurchases of Registrant's/Series' shares:


                             Total NAV           Total NAV                              Total NAV
                             of Shares           of Shares          Total NAV           of Shares
                         Sold:                 Sold:  Reinv.        of Shares          Redeemed and
                          New Sales (Incl.    Of Dividends &    Sold:                  Repurchased
Month of                     Exchanges)        Distributions          Other         (Incl. Exchanges)
Current Period            (000's omitted)     (000's omitted)    (000's omitted)     (000's omitted)
-----------------------  ------------------  -----------------  ------------------  ------------------

A. First Month of                  $ 1,024                 $0                  $0                $  1
 Period                            -------                 --                  --                ----

B. Second Month of                 $ 2,053                 $0                  $0                $ 42
 Period                            -------                 --                  --                ----

C. Third Month of                  $ 1,738                 $0                  $0                $ 76
 Period                            -------                 --                  --                ----

D. Fourth Month of                 $ 1,905                 $0                  $0                $ 26
 Period                            -------                 --                  --                ----

E. Fifth Month of                  $ 1,982                 $0                  $0                $ 35
 Period                            -------                 --                  --                ----

F. Sixth Month of                  $ 1,675                 $0                  $0                $355
 Period                            -------                 --                  --                ----

G.          Total                  $10,377                 $0                  $0                $535
                                   =======                 ==                  ==                ====


H. Total NAV of Registrant's/Series' share sales during the
     Period subject to a sales load ($000's omitted)       $0
                                                          ---

                                                        Series Information Block
                                                       This page being filed for
                                                     All Series:             [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 15, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------

29.  [ ] Was a front-end sales load deducted from any share sales
         during the reporting period? (Y/N)                                              N
                                                                                        ---
                                                                                        Y/N

         [If answer is "N" (No), go to item 34.]

30.  A.  Total front-end sales loads collected from sales (including exchanges)
         by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares
         during the current period ($000's omitted)                                     $______

     B.  What is the maximum sales load rate in effect at the end of the period
         as a percentage Of the offering price?                                          ____%*

     C.  What is the minimum sales load rate in effect at the end of the period
         as a percentage Of the offering price?                                         _____%*

         *Percentages must have format nn.nn (where n - integer).

SCREEN NUMBER:  18
--------------------------------------------------------------------------------

31.  A.  Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's
         omitted)                                                                       $______

     B.  Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter Which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series'
         shares exceeded that reported in Item 30 ($000's omitted)                      $______

32.  Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales
     load during current period ($000's omitted)                                        $______

33.  Amount paid to a captive retail sales force of Registrant's/Series principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
     ($000's omitted)                                                                   $______

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:                [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 16, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------

34.  Did Registrant/Series impose a deferred or contingent deferred sales load
     during the reporting period?  (Y/N)                                                         Y
                                                                                                ---
                                                                                                Y/N

     [If answer is "N" (No), go to item 37.]

35.  Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant/Series shares ($000's
     omitted)                                                                                   $  0
                                                                                                 ---

36.  A.  Did Registrant/Series retain all monies collected from the deferred or
         contingent deferred sales load?                                                          Y
                                                                                                 ---
                                                                                                 Y/N

     B. If answer to sub-item 36A is "N" (No), state the net amount
        Registrant/Series retained from deferred or contingent deferred sales
        loads ($000's omitted)                                                                  $______


SCREEN NUMBER:  20
--------------------------------------------------------------------------------

37.  Did Registrant/Series impose a redemption fee other than a deferred or
     contingent sales load during the reporting period?  (Y/N)                                    N
                                                                                                 ---
                                                                                                 Y/N
     [If answer is "N" (No), go to item 39.]

38.  Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of
     Registrant's/Series' shares during the current period ($000's omitted)                      $______

39.  Were any account maintenance fees or other administrative fees imposed
     directly on shareholders during the current period? (Y/N)                                     Y
                                                                                                  ---
                                                                                                  Y/N

40.  During the period, did the Registrant/Series have a plan of distribution
     adopted pursuant to Rule 12b-1?  (Y/N)                                                         Y
                                                                                                   ---
                                                                                                   Y/N
     [If answer is "N" (No), go to item 45.]

41.  During the period, did Registrant/Series use its assets directly to make
     payments under the 12b-1 plan? (Y/N)                                                            Y
                                                                                                    ---
                                                                                                    Y/N

     [If answer is "N" (No), go to item 44.]

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 17, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



42. For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:

  NOTE:   Round to the nearest whole percent.

  A.   Advertising                                                                   __________%

  B.   Printing and mailing of prospectuses to                                       __________%
       other than current shareholders

  C.   Payments to underwriters                                                      __________%

  D.   Payments to broker or dealers                                                 _________ %

  E.   Direct payments to sales personnel                                            __________%

  F.   Payments to banks and savings and loans                                       __________%

  G.   Other uses, incl. Payments to the                                             __________%
       investment adviser separate from the
       advisory fee

  H.   Unallocated payments made for a                                                      100%
       combination of such services                                                   ----------

43.    Total amount paid directly by                                                          11
       Registrant/Series pursuant to its 12b-1                                        ----------
       plan ($000's omitted)

44.  If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments to Registrant's/Series' 12b-1 plan, state the total
     amount of such payments ($000's omitted) __                                             $  0
                                                                                             ---

                                                        Series Information Block
                                                       This page being filed for
                                                   All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 18, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



      CONTRACTS

45.   Did Registrant/Series have an advisory contract during the period?  (Y/N)
                                                                                                        Y
                                                                                                       ---
                                                                                                       Y/N
        [If answer is "N" (No), go to item 55.]

46.    Did Registrant/Series pay more than one investment adviser directly for investment advice
       during the period?  (Y/N) ______________________________________________________                 N
                                                                                                        ---
                                                                                                        Y/N
       [If answer is "Y" (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47.    Was Registrant's/Series' advisory fee based solely on a percentage of its assets?  (Y/N) _____   Y
                                                                                                        ---
                                                                                                        Y/N

48.   If answer to 47 is "Y" (Yes), fill in the table or the single fee rate
      based on the advisory contract: SINGLE FEE RATE                                                   .75%*
                                                                                                        ----

                                               ASSET VALUE
STEP:                                        ($000's omitted)                      ANNUAL FEE RATE*
A.  first --                                    $________                             ________%

B.  of next --                                  $________                             ________%

C.  of next --                                  $________                             ________%

D.  of next --                                  $________                             ________%

E.  of next --                                  $________                             ________%

F.  of next --                                  $________                             ________%

G.  of next --                                  $________                             ________%

H.  of next --                                  $________                             ________%

I.  of next --                                  $________                             ________%

J.  of next --                                  $________                             ________%

K. maximum --                                   $________                             ________%

*Fields must be of the format n.nnn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                     All Series:            [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 19, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------


      ADVISORY FEE
49.   Was Registrant's/Series' advisory fee during the period based solely on a
      percentage of its income?  (Y/N)                                                   N
                                                                                        ---
                                                                                        Y/N

50.   Was Registrant's/Series' advisory fee during the period based on some
      combined percentage of its income and assets?  (Y/N)                               N
                                                                                        ---
                                                                                        Y/N

51.   Was Registrant's/Series' advisory fee during the period based in whole or
      in part on its investment performance?  (Y/N)                                      N
                                                                                        ---
                                                                                        Y/N

52.   Was Registrant's/Series' advisory fee during the period based in whole or
      in part upon the assets, income or performance of other registrants? (Y/N)         N
                                                                                        ___
                                                                                        Y/N

53.  A.  Were the expenses of the Registrant/Series limited or reduced at any time during the period by some agreement or understanding other than by
         blue sky laws? (Y/N)                                                            Y
                                                                                        ---
                                                                                        Y/N

 If 53A is "Y" (Yes), was limitation that applied during current period based upon:

                                              B.  [x]  Assets?                           Y
                                                                                        ---
                                                                                        Y/N

                                              C.  [ ] Income?                            N
                                                                                        ---
                                                                                        Y/N


                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:              [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 20, "X" box: [ ]

For period ending   12/31/98
                  ----------

File number 811-  08377
                -------



54.    Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                                        Y/N

  A.   Occupancy and office rental                                                       Y
                                                                                        ---
  B.   Clerical and bookkeeping services                                                 Y
                                                                                        ---
  C.   Accounting services                                                               Y
                                                                                        ---
  D.   Services of independent auditors                                                  N
                                                                                        ---
  E.   Services of outside counsel                                                       N
                                                                                        ---
  F.   Registration and filing fees                                                      N
                                                                                        ---
  G.   Stationery, supplies and printing                                                 Y
                                                                                        ---
  H.   Salaries & compensation of Registrant's interested directors                      Y
                                                                                        ---
  I.   Salaries & compensation of Registrant's disinterested directors                   N
                                                                                        ---
  J.   Salaries & compensation of Registrant's officers who are not directors            Y
                                                                                        ---
  K.   Reports to current shareholders                                                   N
                                                                                        ---
  L.   Determination of offering and redemption prices                                   Y
                                                                                        ---
  M.   Trading department                                                                Y
                                                                                        ---
  N.   Prospectus preparation and printing for current shareholders                      N
                                                                                        ---
  O.   Other                                                                             Y
                                                                                        ---

                                      20

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 21, "X" box: [ ]
For period ending 12/31/98
                  --------

File number 811-  08377

55.   Did Registrant/Series have any of the following outstanding                                  N
      at any time during the current period which exceeded 1% of                                  ---
      aggregate net assets?                                                                       Y/N

 A.   [ ] Overdrafts                                                                               N
          __________________________________________________________                              ---

 B.   [ ] Bank loans                                                                               N
          __________________________________________________________                              ---

56.   [ ] During the period, did the Registrant's/Series' investment adviser(s) have advisory clients other than
          investment companies                                                                     N
                                                                                                   --

57.   [ ] Did the Registrant/Series adjust the number of its shares
          outstanding by means of a stock split or stock dividend?                                 N
                                                                                                  ---

SCREEN NUMBER 26
--------------------------------------------------------------------------

     CLASSIFICATION

58.   [ ]  A.   Is Registrant/Series a separate account of an insurance company?  (Y/N)            Y
                                                                                                  ---
                                                                                                  Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

      B.   [ ]  Variable annuity contracts?  (Y/N) _________________________________________        Y
                                                                                                    -

      C.   [ ]  Scheduled premium variable life contracts?  (Y/N) _____________________________     N
                                                                                                    -

      D.   [ ]  Flexible premium variable life contracts?  (Y/N) _______________________________    N
                                                                                                    -

      E.   [ ]  Other types of insurance products registered under the Securities Act of 1933?      N
                 (Y/N)                                                                              -

59.   [ ] Is Registrant/Series a management investment company?  (Y/N) _______________________      Y
                                                                                                   ---
                                                                                                   Y/N

60.   [ ] A.   Was Registrant/Series a diversified investment company at any time during
               the period?  (Y/N)                                                                   N
                                                                                                   ---
                                                                                                   Y/N

      B.  [ ]  Is Registrant/Series a diversified investment company as of the end of the
               reporting period?                                                                    N
                                                                                                   ---
                                                                                                   Y/N

61. [ ] What is the lowest minimum initial investment required by Registrant/Series from an investor that is not an employee or otherwise affiliated with the
        Registrant/Series, its adviser, principal underwriter or other affiliated entity?        $10.00
                                                                                                 ------

                                                        Series Information Block
                                                       This page being filed for
                                                  All Series:                [x]
                                                           Series No.:__________
                                                         If filing more than one
                                                       Page 22, "X" box:     [ ]
For period ending   12/31/98
                  ------------
File number 811- 08377
                -------

62.  A.   Does Registrants/Series invest primarily
          in debt securities, including convertible debt securities,
          options and futures on debt securities or indices of                        N
          debt securities?  (Y/N) ________________                                 -------
                                                                                     Y/N
          [If answer is "N" (No), go to item 66.]

          If answer is "Y" (Yes), state the percentage of net assets in each type at the end of the current period:

     Short-Term Maturities*

     B.   U.S. Treasury%                                                            _____%
          ________________________________________________________

     C.   U.S. Government Agency                                                    _____%
          ________________________________________________________

     D.   Repurchase agreements                                                     _____%
          ________________________________________________________

     E.   State and municipal tax-free                                              _____%
          ________________________________________________________

     F.   Bank Certificates of deposit -- domestic                                  _____%
          ________________________________________________________

     G.   Bank Certificates of deposit -- foreign                                   _____%
          ________________________________________________________

     H.   Bankers acceptances                                                       _____%
          ________________________________________________________

     I.   Commercial paper taxable                                                  _____%
          ________________________________________________________

     J.   Time deposits                                                             _____%
          ________________________________________________________

     K.   Options                                                                   _____%
          ________________________________________________________

     L.   All other                                                                 _____%
          ________________________________________________________

     Intermediate & Long-Term Maturities*

     M.   U.S. Treasury                                                             _____%
          ________________________________________________________

     N.   U. S. Government Agency                                                   _____%
          ________________________________________________________

     O.   State and Municipal tax-free                                              _____%
          ________________________________________________________

     P.   Corporate                                                                 _____%
          ________________________________________________________

     Q.   All other                                                                 _____%
          ________________________________________________________

     R.   Investments other than debt securities                                    _____%
          ________________________________________________________

*Percentages must be in the form nnn.n (where n = integer).

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [x]
                                                       Series No.:______________
                                                       If filing more than one
                                                       Page 24, "X" box:     [ ]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

66.  A.  Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity
         securities, indices of equity securities or
         securities convertible into equity
         securities?  (Y/N)                                                           Y
         _________________________________________________________                 _______
                                                                                     Y/N

         [If answer is "N" (No), go to item 67, Otherwise, place
         a "Y" on the line below which best describes its primary
         investment objective (place an "N on other lines):]
                                                                                     Y/N


     B.  Aggressive capital appreciation                                              N
         _________________________________________________________                 _______

     C.  Capital appreciation                                                         N
         _________________________________________________________                 _______

     D.  Growth                                                                       N
         _________________________________________________________                 _______

     E.  Growth and income                                                            N
         _________________________________________________________                 _______

     F.  Income                                                                       N
         _________________________________________________________                 _______

     G.  Total return                                                                 Y
         _________________________________________________________                 _______

67.      Is the Registrant/Series a balanced fund?  (Y/N)                             N
         _________________________________________________________                 _______
                                                                                     Y/N

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

     A.  The securities of issuers engaged primarily in the production or
         distribution of precious metals?  (Y/N)                                      N
         _________________________________________________________                 _______
                                                                                     Y/N
     B.  The securities of issuers located primarily in countries other
         than the United States'?  (Y/N)                                              N
         _________________________________________________________                 _______
                                                                                     Y/N

69.      Is the Registrant/Series an index fund?  (Y/N)                               N
         _________________________________________________________                 _______
                                                                                     Y/N

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [x]
                                                       Series No.:______________
                                                       If filing more than one
                                                       Page 25, "X" box:     [ ]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

70.      Investment practices.

         Answer "Y" (Yes) or "N" (No) to the following:
                                                                                            If permitted by
                                                                             Permitted        Investment
                                                                                By         policies, engaged
                                                                            Investment       in during the
Activity                                                                     Policies?     reporting period?
                                                                          ---------------  -----------------
                                                                                Y/N               Y/N
A.  Writing or investing in repurchase agreements __________________             Y                 N
                                                                          ---------------  -----------------
B.  Writing or investing in options on equities ____________________             Y                 N
                                                                          ---------------  -----------------
C.  Writing or investing in options on debt securities _____________             N                 N
                                                                          ---------------  -----------------
D.  Writing or investing in options on stock indices _______________             N                 N
                                                                          ---------------  -----------------
E.  Writing or investing in interest rate futures __________________             N                 N
                                                                          ---------------  -----------------
F.  Writing or investing in stock index futures ____________________             N                 N
                                                                          ---------------  -----------------
G.  Writing or investing in options on futures _____________________             Y                 N
                                                                          ---------------  -----------------
H.  Writing or investing in options on stock index futures _________             N                 N
                                                                          ---------------  -----------------
I.  Writing or investing in other commodity futures ________________             N                 N
                                                                          ---------------  -----------------
J.  Investments in restricted securities ___________________________             Y                 N
                                                                          ---------------  -----------------
K.  Investments in shares of other investment companies ____________             Y                 N
                                                                          ---------------  -----------------
L.  Investments in securities of foreign issuers ___________________             Y                 N
                                                                          ---------------  -----------------
M.  Currency exchange transactions _________________________________             N                 N
                                                                          ---------------  -----------------
N.  Loaning portfolio securities ___________________________________             Y                 N
                                                                          ---------------  -----------------
O.  Borrowing of money _____________________________________________             Y                 N
                                                                          ---------------  -----------------
P.  Purchases/sales by certain exempted affiliated persons _________             Y                 N
                                                                          ---------------  -----------------
Q.  Margin purchases _______________________________________________             N                 N
                                                                          ---------------  -----------------
R.  Short selling __________________________________________________             N                 N
                                                                          ---------------  -----------------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:      1
                                                                   -------------
                                                       If filing more than one
                                                       Page 26, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

71.      Portfolio turnover rate for the current reporting period:

     A.  Purchases ($000's omitted) ___________________________________________________________     $ 13,342
                                                                                                    --------

     B.  Sales [including all maturities] ($000's omitted) ____________________________________     $      0
                                                                                                    --------

     C.  Monthly average value of portfolio ($000's omitted) __________________________________     $  7,474
                                                                                                    --------

     D.  Percent turnover (Use the lesser of 71A or 71B divided by 71C) _______________________         0  %
                                                                                                    --------

     NOTE:  71D should be a whole number; round if necessary.

         FINANCIAL INFORMATION

72.  A.  How many months do the answers to items 72 and 73 cover? ____________________________      6 Months
                                                                                                    --------

                                                                                         For period covered by this form
                                                                                                ($000's omitted)
                                                                                         -------------------------------
         INCOME

     B.  Net interest income _________________________________________________________________      $      0
                                                                                                    --------

     C.  Net dividend income _________________________________________________________________      $     96
                                                                                                    --------

     D.  Account maintenance fees ____________________________________________________________      $      0
                                                                                                    --------

     E.  Net other income ____________________________________________________________________      $      0
                                                                                                    --------

         EXPENSES

     F.  Gross advisory fees _________________________________________________________________      $     24
                                                                                                    --------

     G.  Gross administrator(s) fees _________________________________________________________      $      0
                                                                                                    --------

     H.  Salaries and other compensation (negative answer allowed) ___________________________      $      0
                                                                                                    --------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:      2
                                                                   -------------
                                                       If filing more than one
                                                       Page 26, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

71.      Portfolio turnover rate for the current reporting period:

     A.  Purchases ($000's omitted) ___________________________________________________________     $ 10,270
                                                                                                    --------

     B.  Sales [including all maturities] ($000's omitted) ____________________________________     $      0
                                                                                                    --------

     C.  Monthly average value of portfolio ($000's omitted) __________________________________     $  5,562
                                                                                                    --------

     D.  Percent turnover (Use the lesser of 71A or 71B divided by 71C) _______________________         0  %
                                                                                                    --------

     NOTE:  71D should be a whole number; round if necessary.

         FINANCIAL INFORMATION

72.  A.  How many months do the answers to items 72 and 73 cover? ____________________________      6 Months
                                                                                                    --------

                                                                                         For period covered by this form
                                                                                                ($000's omitted)
                                                                                         -------------------------------
         INCOME

     B.  Net interest income _________________________________________________________________      $      0
                                                                                                    --------

     C.  Net dividend income _________________________________________________________________      $     73
                                                                                                    --------

     D.  Account maintenance fees ____________________________________________________________      $      0
                                                                                                    --------

     E.  Net other income ____________________________________________________________________      $      0
                                                                                                    --------

         EXPENSES

     F.  Gross advisory fees _________________________________________________________________      $     18
                                                                                                    --------

     G.  Gross administrator(s) fees _________________________________________________________      $      0
                                                                                                    --------

     H.  Salaries and other compensation (negative answer allowed) ___________________________      $      0
                                                                                                    --------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:       1
                                                                   -------------
                                                       If filing more than one
                                                       Page 27, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

           FINANCIAL INFORMATION (Cont.)                                            For period covered by this form
                                                                                            ($000's omitted)
         Expenses (negative answers allowed)

     I.  Shareholder servicing agent fees ____________________________________________          $     3
                                                                                                -------

     J.  Custodian fees ______________________________________________________________          $     4
                                                                                                -------

     K.  Postage _____________________________________________________________________          $     0
                                                                                                -------

     L.  Printing expenses ___________________________________________________________          $     1
                                                                                                -------

     M.  Director's fees _____________________________________________________________          $     3
                                                                                                -------

     N.  Registration fees ___________________________________________________________          $     0
                                                                                                -------

     O.  Taxes _______________________________________________________________________          $     0
                                                                                                -------

     P.  Interest ____________________________________________________________________          $     0
                                                                                                -------

     Q.  Bookkeeping fees paid to anyone performing this service _____________________          $     0
                                                                                                -------

     R.  Auditing fees _______________________________________________________________          $     2
                                                                                                -------

     S.  Legal fees __________________________________________________________________          $     0
                                                                                                -------
     T.  Marketing/distribution payments including payments pursuant to a
         Rule 12b-1 plan _____________________________________________________________          $     6
                                                                                                -------

     U.  Amortization of organization expenses _______________________________________          $    19
                                                                                                -------

     V.  Shareholder meeting expenses ________________________________________________          $     0
                                                                                                -------

     W.  Other expenses ______________________________________________________________          $    44
                                                                                                -------

     X.  Total expenses ______________________________________________________________          $   106
                                                                                                -------

                                      27









































                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:       2
                                                                   -------------
                                                       If filing more than one
                                                       Page 27, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

           FINANCIAL INFORMATION (Cont.)                                            For period covered by this form
                                                                                            ($000's omitted)
         Expenses (negative answers allowed)

     I.  Shareholder servicing agent fees ____________________________________________          $     3
                                                                                                -------

     J.  Custodian fees ______________________________________________________________          $     4
                                                                                                -------

     K.  Postage _____________________________________________________________________          $     0
                                                                                                -------

     L.  Printing expenses ___________________________________________________________          $     1
                                                                                                -------

     M.  Director's fees _____________________________________________________________          $     2
                                                                                                -------

     N.  Registration fees ___________________________________________________________          $     0
                                                                                                -------

     O.  Taxes _______________________________________________________________________          $     0
                                                                                                -------

     P.  Interest ____________________________________________________________________          $     0
                                                                                                -------

     Q.  Bookkeeping fees paid to anyone performing this service _____________________          $     0
                                                                                                -------

     R.  Auditing fees _______________________________________________________________          $     1
                                                                                                -------

     S.  Legal fees __________________________________________________________________          $     0
                                                                                                -------
     T.  Marketing/distribution payments including payments pursuant to a
         Rule 12b-1 plan _____________________________________________________________          $     4
                                                                                                -------

     U.  Amortization of organization expenses _______________________________________          $    19
                                                                                                -------

     V.  Shareholder meeting expenses ________________________________________________          $     0
                                                                                                -------

     W.  Other expenses ______________________________________________________________          $    33
                                                                                                -------

     X.  Total expenses ______________________________________________________________          $    85
                                                                                                -------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:      1
                                                                  --------------
                                                       If filing more than one
                                                       Page 28, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

           FINANCIAL INFORMATION (Cont.)                                            For period covered by this form
                                                                                            ($000's omitted)
         EXPENSES (Negative answers are allowed on this screen for 72Z only)

     Y.  Expense reimbursements __________________________________________________                $     15
                                                                                                  --------

     Z.  Net investment income ___________________________________________________                $      5 *
                                                                                                  --------

     AA. Realized capital gains __________________________________________________                $      0
                                                                                                  --------

     BB. Realized capital losses _________________________________________________                $      0
                                                                                                  --------

     CC. 1.  Net unrealized appreciation during the period _______________________                $  1,220
                                                                                                  --------

         2.  Net unrealized depreciation during the period _______________________                $      0
                                                                                                  --------

     DD. 1.  Total income dividends for which record date passed during the period                $      0
                                                                                                  --------

         2.  Dividends for a second class of open-end company shares _____________                $      0
                                                                                                  --------

     EE. Total capital gains distributions for which record date passed
         during the period _______________________________________________________                $      0
                                                                                                  --------
73.      Payments per share outstanding during the entire current period:

     A.  1.  Dividends from net investment income ________________________________                $      0 **
                                                                                                  --------

         2.  Dividends for a second class of open-end company shares _____________                $      0 **
                                                                                                  --------

     NOTE:  Show in fractions of a cent if so declared.

     B.  Distributions of capital gains __________________________________________                $      0 **
                                                                                                  --------

     C.  Other distributions _____________________________________________________                $      0
                                                                                                  --------

 *Negative answer permitted in this field.
**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

                                      28






























                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:      2
                                                                  --------------
                                                       If filing more than one
                                                       Page 28, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

           FINANCIAL INFORMATION (Cont.)                                            For period covered by this form
                                                                                            ($000's omitted)
         EXPENSES (Negative answers are allowed on this screen for 72Z only)

     Y.  Expense reimbursements __________________________________________________                $     18
                                                                                                  --------

     Z.  Net investment income ___________________________________________________                $      5 *
                                                                                                  --------

     AA. Realized capital gains __________________________________________________                $      0
                                                                                                  --------

     BB. Realized capital losses _________________________________________________                $      0
                                                                                                  --------

     CC. 1.  Net unrealized appreciation during the period _______________________                $    389
                                                                                                  --------

         2.  Net unrealized depreciation during the period _______________________                $      0
                                                                                                  --------

     DD. 1.  Total income dividends for which record date passed during the period                $      0
                                                                                                  --------

         2.  Dividends for a second class of open-end company shares _____________                $      0
                                                                                                  --------

     EE. Total capital gains distributions for which record date passed
         during the period _______________________________________________________                $      0
                                                                                                  --------
73.      Payments per share outstanding during the entire current period:

     A.  1.  Dividends from net investment income ________________________________                $      0 **
                                                                                                  --------

         2.  Dividends for a second class of open-end company shares _____________                $      0 **
                                                                                                  --------

     NOTE:  Show in fractions of a cent if so declared.

     B.  Distributions of capital gains __________________________________________                $      0 **
                                                                                                  --------

     C.  Other distributions _____________________________________________________                $      0
                                                                                                  --------

 *Negative answer permitted in this field.
**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     1
                                                                  -------------
                                                       If filing more than one
                                                       Page 29, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                        As of the end of current reporting
                                                                                           period ($000's omitted except
                                                                                               for per share amounts)
74.      Condensed balance sheet data

     A.  Cash _____________________________________________________________________             $    199
                                                                                                --------

     B.  Repurchase agreements ____________________________________________________             $      0
                                                                                                --------

     C.  Short-term debt securities other than repurchase agreements ______________             $      0
                                                                                                --------

     D.  Long-term debt securities including convertible debt _____________________             $      0
                                                                                                --------

     E.  Preferred, convertible preferred and adjustable rate preferred stock _____             $      0
                                                                                                --------

     F.  Common stock _____________________________________________________________             $ 14,562
                                                                                                --------

     G.  Options on equities ______________________________________________________             $      0
                                                                                                --------

     H.  Options on all futures ___________________________________________________             $      0
                                                                                                --------

     I.  Other investments ________________________________________________________             $      0
                                                                                                --------

     J.  Receivables from portfolio instruments sold ______________________________             $      0
                                                                                                --------

     K.  Receivables from affiliated persons ______________________________________             $      0
                                                                                                --------

     L.  Other receivables ________________________________________________________             $     41
                                                                                                --------

     M.  All other assets _________________________________________________________             $      0
                                                                                                --------

     N.  Total assets _____________________________________________________________             $ 14,802
                                                                                                --------

                                      29




























                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     2
                                                                  -------------
                                                       If filing more than one
                                                       Page 29, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                          As of the end of current reporting
                                                                                             period ($000's omitted except
                                                                                                 for per share amounts)
74.      Condensed balance sheet data

     A.  Cash _____________________________________________________________________             $      1
                                                                                                --------

     B.  Repurchase agreements ____________________________________________________             $      0
                                                                                                --------

     C.  Short-term debt securities other than repurchase agreements ______________             $      0
                                                                                                --------

     D.  Long-term debt securities including convertible debt _____________________             $      0
                                                                                                --------

     E.  Preferred, convertible preferred and adjustable rate preferred stock _____             $      0
                                                                                                --------

     F.  Common stock _____________________________________________________________             $ 10,660
                                                                                                --------

     G.  Options on equities ______________________________________________________             $      0
                                                                                                --------

     H.  Options on all futures ___________________________________________________             $      0
                                                                                                --------

     I.  Other investments ________________________________________________________             $      0
                                                                                                --------

     J.  Receivables from portfolio instruments sold ______________________________             $      0
                                                                                                --------

     K.  Receivables from affiliated persons ______________________________________             $      0
                                                                                                --------

     L.  Other receivables ________________________________________________________             $     36
                                                                                                --------

     M.  All other assets _________________________________________________________             $      0
                                                                                                --------

     N.  Total assets _____________________________________________________________             $ 10,697
                                                                                                --------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     1
                                                                  -------------
                                                       If filing more than one
                                                       Page 30, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                       As of the end of current reporting
                                                                                           period ($000's omitted except
                                                                                   for per share amounts and number of accounts)

         Condensed balance sheet data (Cont.)

     O.  Payables for portfolio instruments purchased _________________________                 $    545
                                                                                                --------

     P.  Amounts owed to affiliated persons ___________________________________                 $      0
                                                                                                --------

     Q.  Senior long-term debt ________________________________________________                 $      0
                                                                                                --------

     R.  Other liabilities ____________________________________________________                 $      0
                                                                                                --------

         1.  Reverse repurchase agreements ____________________________________                 $      0
                                                                                                --------

         2.  Short sales ______________________________________________________                 $      0
                                                                                                --------

         3.  Written options __________________________________________________                 $      0
                                                                                                --------

         4.  All other liabilities ____________________________________________                 $      0
                                                                                                --------

     S.  Senior equity ________________________________________________________                 $      0
                                                                                                --------

     T.  Net assets of common shareholders ____________________________________                 $ 14,257
                                                                                                --------

     U.  1.  Number of shares outstanding _____________________________________                 $  1,863
                                                                                                --------

         2.  Number of shares outstanding of a second class of open-end company
             shares ___________________________________________________________                 $  2,071
                                                                                                --------

     V.  1.  Net asset value per share (to nearest cent) ______________________                 $   1.12 *
                                                                                                --------

         2.  Net asset value per share of a second class of open-end company
             shares (to nearest cent) _________________________________________                 $   1.12 *
                                                                                                --------

     W.  Mark-to-market net asset value per share for money market funds only
         (to four decimals) ___________________________________________________                 $        **
                                                                                                --------

     X.  Total number of shareholder accounts _________________________________                 $    776
                                                                                                --------

     Y.  Total value of assets in segregated accounts _________________________                 $ 14,802
                                                                                                --------

 *Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

                                      30

















                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     1
                                                                  -------------
                                                       If filing more than one
                                                       Page 30, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                       As of the end of current reporting
                                                                                           period ($000's omitted except
                                                                                   for per share amounts and number of accounts)
         Condensed balance sheet data (Cont.)

     O.  Payables for portfolio instruments purchased _________________________                 $      0
                                                                                                --------

     P.  Amounts owed to affiliated persons ___________________________________                 $      0
                                                                                                --------

     Q.  Senior long-term debt ________________________________________________                 $      0
                                                                                                --------

     R.  Other liabilities ____________________________________________________                 $      0
                                                                                                --------

         1.  Reverse repurchase agreements ____________________________________                 $      0
                                                                                                --------

         2.  Short sales ______________________________________________________                 $      0
                                                                                                --------

         3.  Written options __________________________________________________                 $      0
                                                                                                --------

         4.  All other liabilities ____________________________________________                 $      0
                                                                                                --------

     S.  Senior equity ________________________________________________________                 $      0
                                                                                                --------

     T.  Net assets of common shareholders ____________________________________                 $      0
                                                                                                --------

     U.  1.  Number of shares outstanding _____________________________________                 $  5,107
                                                                                                --------

         2.  Number of shares outstanding of a second class of open-end company
             shares ___________________________________________________________                 $  3,672
                                                                                                --------

     V.  1.  Net asset value per share (to nearest cent) ______________________                 $   1.12 *
                                                                                                --------

         2.  Net asset value per share of a second class of open-end company
             shares (to nearest cent) _________________________________________                 $   1.12 *
                                                                                                --------

     W.  Mark-to-market net asset value per share for money market funds only
         (to four decimals) ___________________________________________________                 $        **
                                                                                                --------

     X.  Total number of shareholder accounts _________________________________                 $
                                                                                                --------

     Y.  Total value of assets in segregated accounts _________________________                 $
                                                                                                --------

 *Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

                                      30

















                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     2
                                                                  -------------
                                                       If filing more than one
                                                       Page 30, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                       As of the end of current reporting
                                                                                           period ($000's omitted except
                                                                                   for per share amounts and number of accounts)

         Condensed balance sheet data (Cont.)

     O.  Payables for portfolio instruments purchased _________________________                 $    272
                                                                                                --------

     P.  Amounts owed to affiliated persons ___________________________________                 $      0
                                                                                                --------

     Q.  Senior long-term debt ________________________________________________                 $      0
                                                                                                --------

     R.  Other liabilities ____________________________________________________                 $      0
                                                                                                --------

         1.  Reverse repurchase agreements ____________________________________                 $      0
                                                                                                --------

         2.  Short sales ______________________________________________________                 $      0
                                                                                                --------

         3.  Written options __________________________________________________                 $      0
                                                                                                --------

         4.  All other liabilities ____________________________________________                 $    197
                                                                                                --------

     S.  Senior equity ________________________________________________________                 $      0
                                                                                                --------

     T.  Net assets of common shareholders ____________________________________                 $ 10,228
                                                                                                --------

     U.  1.  Number of shares outstanding _____________________________________                 $  1,835
                                                                                                --------

         2.  Number of shares outstanding of a second class of open-end company
             shares ___________________________________________________________                 $    627
                                                                                                --------

     V.  1.  Net asset value per share (to nearest cent) ______________________                 $   1.03 *
                                                                                                --------

         2.  Net asset value per share of a second class of open-end company
             shares (to nearest cent) _________________________________________                 $   1.03 *
                                                                                                --------

     W.  Mark-to-market net asset value per share for money market funds only
         (to four decimals) ___________________________________________________                 $        **
                                                                                                --------

     X.  Total number of shareholder accounts _________________________________                 $    642
                                                                                                --------

     Y.  Total value of assets in segregated accounts _________________________                 $ 10,697
                                                                                                --------

 *Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

                                      30














                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     2
                                                                  -------------
                                                       If filing more than one
                                                       Page 30, "X" box:    [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

                                                                                       As of the end of current reporting
                                                                                           period ($000's omitted except
                                                                                   for per share amounts and number of accounts)

         Condensed balance sheet data (Cont.)

     O.  Payables for portfolio instruments purchased _________________________                 $      0
                                                                                                --------

     P.  Amounts owed to affiliated persons ___________________________________                 $      0
                                                                                                --------

     Q.  Senior long-term debt ________________________________________________                 $      0
                                                                                                --------

     R.  Other liabilities ____________________________________________________                 $      0
                                                                                                --------

         1.  Reverse repurchase agreements ____________________________________                 $      0
                                                                                                --------

         2.  Short sales ______________________________________________________                 $      0
                                                                                                --------

         3.  Written options __________________________________________________                 $      0
                                                                                                --------

         4.  All other liabilities ____________________________________________                 $      0
                                                                                                --------

     S.  Senior equity ________________________________________________________                 $      0
                                                                                                --------

     T.  Net assets of common shareholders ____________________________________                 $      0
                                                                                                --------

     U.  1.  Number of shares outstanding _____________________________________                 $  2,609
                                                                                                --------

         2.  Number of shares outstanding of a second class of open-end company
             shares ___________________________________________________________                 $  3,300
                                                                                                --------

     V.  1.  Net asset value per share (to nearest cent) ______________________                 $   1.03 *
                                                                                                --------

         2.  Net asset value per share of a second class of open-end company
             shares (to nearest cent) _________________________________________                 $   1.03 *
                                                                                                --------

     W.  Mark-to-market net asset value per share for money market funds only
         (to four decimals) ___________________________________________________                 $        **
                                                                                                --------

     X.  Total number of shareholder accounts _________________________________                 $
                                                                                                --------

     Y.  Total value of assets in segregated accounts _________________________                 $
                                                                                                --------

 *Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     1
                                                                  -------------
                                                       If filing more than one
                                                       Page 31, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

75.      Average net assets during the current reporting period ($000's omitted).
         Answer only one:

     A.  Daily average (for money market funds) ____________________________________            $
                                                                                                --------

     B.  Monthly average (for all other funds) _____________________________________            $  6,482
                                                                                                --------

76.      Market price per share at end of period (closed-end funds only) ___________            $        *
                                                                                                --------

*Price per share should be of the form nnnnn.nn (where n = integer).









                                      31
























































                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [ ]
                                                       Series No.:     2
                                                                  -------------
                                                       If filing more than one
                                                       Page 31, "X" box:     [x]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

75.      Average net assets during the current reporting period ($000's omitted).
         Answer only one:

     A.  Daily average (for money market funds) ____________________________________            $
                                                                                                --------

     B.  Monthly average (for all other funds) _____________________________________            $  4,874
                                                                                                --------

76.      Market price per share at end of period (closed-end funds only) ___________            $        *
                                                                                                --------

*Price per share should be of the form nnnnn.nn (where n = integer).

                                                         If filing more than one
                                                         Page 32, "X" box:   [ ]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

77.  A.  Is the Registrant filing any of the following attachments with the current           Y
         filing of Form N-SAR? (ANSWER FOR ALL SERIES AS A GROUP)_____________________     _______
                                                                                             Y/N


         NOTE:  If answer is "Y" (Yes), mark those items below being filed as an
         attachment to this form or incorporated by reference. _______________________     _______
                                                                                             Y/N

     B.  Accountant's report on internal control _____________________________________        Y
                                                                                           -------

     C.  Matters submitted to a vote of security holders _____________________________        N
                                                                                           -------

     D.  Policies with respect to security investments _______________________________        N
                                                                                           -------

     E.  Legal proceedings ___________________________________________________________        N
                                                                                           -------

     F.  Changes in security for debt ________________________________________________        N
                                                                                           -------

     G.  Defaults and arrears on senior securities ___________________________________        N
                                                                                           -------

     H.  Changes in control of Registrant ____________________________________________        N
                                                                                           -------

     I.  Terms of new or amended securities __________________________________________        N
                                                                                           -------

     J.  Revaluation of assets or restatement of capital share account _______________        N
                                                                                           -------

     K.  Changes in Registrant's certifying accountant _______________________________        N
                                                                                           -------

     L.  Changes in accounting principles and practices ______________________________        N
                                                                                           -------

     M.  Mergers _____________________________________________________________________        N
                                                                                           -------

     N.  Actions required to be reported pursuant to Rule 2a-7 _______________________        N
                                                                                           -------

     O.  Transactions effected pursuant to Rule 10f-3 ________________________________        N
                                                                                           -------

     P.  Information required to be filed pursuant to existing exemptive orders ______        N
                                                                                           -------

Attachment Information (Cont. on Screen 39)

                                                         If filing more than one
                                                           Page 33, "X" box: [ ]

For period ending  12/31/98
                  ---------

File number 811-  08377
                -------



Attachment Information (Cont. from Screen 38)

77.    Q.  1.  Exhibits __________________________________________________________________  Y
                                                                                           ---
                                                                                           Y/N

           2.  Any information called for by instructions to sub-item 77Q2  ______________  N
                                                                                           ---
                                                                                           Y/N

           3.  Any information called for by instructions to sub-item 77Q3  ______________  N
                                                                                           ---
                                                                                           Y/N

78.        Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y/N) _____________________________________________________________ N
                                                                                           ---
                                                                                           Y/N


[If answer is "N" (No), go to item 80]

SCREEN NUMBER 39:

--------------------------------------------------------------------------------

79. List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number          Subsidiary Name
----------          ------------------------------------------------------------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [X]
                                                       Series No.: _____________
                                                       If filing more than one
                                                       Page 34, "X" box:     [ ]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------

ANNUAL SUPPLEMENT
-----------------

Screens 40 & 41 are to be filed only once each year at the end of the Registrant's/
Series' fiscal year.

80.  Fidelity bond(s) in effect at the end of the period:

     A.  [ ]  Insurer Name:  National Union Fire Insurance Company of Pittsburg, PA

     B.  [ ]  Second Insurer:

     C.  [ ]  Aggregate face amount of coverage for Registrant/Series on all bonds on
              which it is named as an insured ($000's omitted): ________________________   $ 12,000
                                                                                           --------
81.  A.  [ ]  Is the bond part of a joint fidelity bond(s) shared with other
              investment companies or other entities? (Y/N) ____________________________      Y
                                                                                           --------
                                                                                             Y/N

     B.  [ ]  If the answer to 81A is "Y" (Yes), how many other investment companies or other entities are covered by the bond?

NOTE:    Count each series as a separate investment company. ___________________________      48
                                                                                           --------

82.  A.  [ ]  Does the mandatory coverage of the fidelity bond have a deductible?  (Y/N)      N
                                                                                           --------
                                                                                             Y/N
     B.  [ ]  If the answer to 82A is "Y" (Yes), what is the amount of the deductible?
              ($000's omitted) _________________________________________________________   $      0
                                                                                           --------

                                                       Series Information Block
                                                       This page being filed for
                                                       All Series:           [X]
                                                       Series No.: _____________
                                                       If filing more than one
                                                       Page 35, "X" box:     [ ]

For period ending  12/31/98
                  ----------

File number 811- 08377
                -------


83.  A.  [ ]  Were any claims with respect to this Registrant/Series filed under the
              bond during the period?  (Y/N) _________________________________________       N
                                                                                          -------
                                                                                            Y/N

     B.  [ ]  If the answer to 83A is "Y" (Yes), what was the total mount of such
              claims(s)? ($000's omitted) ____________________________________________    $
                                                                                          -------

84.  A.  [ ]  Were any losses incurred with respect to this Registrant/Series that could have been filed as a claim under the fidelity bond but were
              not?  (Y/N) ____________________________________________________________       N
                                                                                          -------
                                                                                            Y/N

     B.  [ ]  If the answer to sub-item 84A is "Y" (Yes), what was the total amount
              of such losses? ($000's omitted) _______________________________________    $
                                                                                          -------

85.  A.  [ ]  Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions
              insurance policy owned by the Registrant/Series or anyone else? (Y/N) __       Y
                                                                                          -------
                                                                                            Y/N

     B.  [ ]  Were any claims filed under such policy during the period with respect
              to Registrant/ Series (Y/N) ____________________________________________       N
                                                                                          -------
                                                                                            Y/N

FORM N-SAR  - PFL ENDEVOR TARGET ACCOUNT,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811-08377



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 1999.



                                      PFL LIFE INSURANCE COMPANY

                                      By:    /s/  Ronald L. Ziegler
                                             ----------------------
                                           Ronald L. Ziegler
                                           Vice President and Actuary


Witness:


/s/  Frank A. Camp
------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company